Fair Value - Schedule of Fair Value Option (Details) - Originated loans held for sale - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale	$ 38	$ 4
Unpaid Principal Balance	37	4
Difference	$ 1	$ 0